As filed with the Securities and Exchange Commission on August 25, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive, 2nd Floor
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
1200 John Q. Hammons Drive, 2nd Floor
Madison, WI 53717
(Name and address of agent for service)

608-824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2010

Item 1. Schedule of Investments.

Plumb Balanced Fund
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.53%
Administrative and Support Services - 0.62%
Lender Processing Services, Inc.	8,000	250,480
Beverage and Tobacco Product Manufacturing - 2.13%
Coca-Cola Co.	9,000	451,080
Philip Morris International, Inc.	9,000	412,560
		863,640
Chemical Manufacturing - 7.60%
Abbott Laboratories	16,800	785,904
Air Products & Chemicals, Inc.	10,000	648,100
EI du Pont de Nemours & Co.	11,000	380,490
Johnson & Johnson	11,000	649,660
Merck & Co., Inc.	17,500	611,975
		3,076,129
Computer and Electronic Product Manufacturing - 8.64%
Apple, Inc. (a)	2,300	578,519
Cisco Systems, Inc. (a)	37,000	788,470
FLIR Systems, Inc. (a)	17,000	494,530
Intel Corp.	40,000	778,000
Microchip Technology, Inc.	30,900	857,166
		3,496,685
Couriers and Messengers - 1.97%
United Parcel Service, Inc.	14,000	796,460
Credit Intermediation and Related Activities - 3.51%
Discover Financial Services	30,000	419,400
Heartland Payment Systems, Inc.	18,000	267,120
Hudson City Bancorp, Inc.	60,000	734,400
		1,420,920
Data Processing, Hosting and Related Services - 2.47%
Automatic Data Processing, Inc.	15,000	603,900
Fiserv, Inc. (a)	8,700	397,242
		1,001,142
Electrical Equipment, Appliance, and Component Manufacturing - 3.51%
ABB Ltd. - ADR (b)	20,000	345,600
Corning, Inc.	18,000	290,700
Emerson Electric Co.	18,000	786,420
		1,422,720
Food Manufacturing - 4.84%
Kraft Foods, Inc.	30,000	840,000
Nestle SA - ADR	11,000	530,640
Unilever PLC - ADR	22,000	588,060
		1,958,700
Food Services and Drinking Places - 1.63%
McDonald's Corp.	10,000	658,700
General Merchandise Stores - 1.54%
Wal-Mart Stores, Inc.	13,000	624,910
Health and Personal Care Stores - 3.00%
CVS Caremark Corp.	25,000	733,000
Walgreen Co.	18,000	480,600
		1,213,600
Heavy and Civil Engineering Construction - 1.16%
Fluor Corp.	11,000	467,500

Insurance Carriers and Related Activities - 0.84%
Greenlight Capital Re Ltd. (a)	13,500	340,065
Mining (except Oil and Gas) - 2.04%
Freeport-McMoRan Copper & Gold, Inc.	8,250	487,822
Newmont Mining Corp.	5,500	339,570
		827,392
Miscellaneous Manufacturing - 2.27%
3M Co.	5,000	394,950
Medtronic, Inc.	14,500	525,915
		920,865
Motor Vehicle and Parts Dealers - 0.85%
Sonic Automotive, Inc. (a)	40,000	342,400
Oil and Gas Extraction - 1.27%
Petroleo Brasileiro SA - ADR	15,000	514,800
Petroleum and Coal Products Manufacturing - 4.89%
Chevron Corp.	8,500	576,810
ConocoPhillips	10,000	490,900
Exxon Mobil Corp.	16,000	913,120
		1,980,830
Primary Metal Manufacturing - 1.61%
Titanium Metals Corp. (a)	37,000	650,830
Professional, Scientific, and Technical Services - 1.77%
Mastercard, Inc.	3,600	718,308
Publishing Industries (except Internet) - 1.76%
Microsoft Corp.	31,000	713,310
Rail Transportation - 1.37%
Union Pacific Corp.	8,000	556,080
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.68%
OptionsXpress Holdings, Inc. (a)	17,500	275,450
Support Activities for Mining - 1.13%
Ensco PLC - ADR	5,000	196,400
Weatherford International Ltd. (a)	20,000	262,800
		459,200
Telecommunications - 3.43%
Verizon Communications, Inc.	20,000	560,400
Vodafone Group PLC - ADR	40,000	826,800
		1,387,200
TOTAL COMMON STOCKS (Cost $27,317,199)		26,938,316

PREFERRED STOCKS - 1.64%
Credit Intermediation and Related Activities - 1.11%
Fifth Third Capital Trust V	20,000	451,800
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.53%
Morgan Stanley Capital Trust VIII	10,000	214,000
TOTAL PREFERRED STOCKS (Cost $510,651)		665,800

EXCHANGE TRADED FUNDS - 0.53%
Funds, Trusts, and Other Financial Vehicles - 0.23%
iShares Silver Trust (a)	5,000	91,050
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.30%
SPDR Gold Trust (a)	1,000	121,680
TOTAL EXCHANGE TRADED FUNDS (Cost $187,391)		212,730

	Principal
	Amount
CONVERTIBLE BONDS - 4.02%
Computer and Electronic Product Manufacturing - 1.22%
Linear Technology Corp.

3.000%, 05/01/2027	500,000	491,875
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.65%
Nasdaq OMX Group, Inc.
2.500%, 08/15/2013	700,000	667,625
Support Activities for Mining - 1.15%
Transocean, Inc.
1.500%, 12/15/2037	250,000	223,125
1.625%, 12/15/2037 (b)	250,000	243,437
		466,562
TOTAL CONVERTIBLE BONDS (Cost $1,557,692)		1,626,062

CORPORATE BONDS - 20.86%
Building Material and Garden Equipment and Supplies Dealers - 2.53%
Home Depot, Inc.
5.200%, 03/01/2011	1,000,000	1,025,343
Credit Intermediation and Related Activities - 5.07%
General Electric Capital Corp.
5.200%, 02/01/2011	1,000,000	1,022,150
Toyota Motor Credit Corp.
3.795%, 01/09/2012 (c)	500,000	521,067
Zions Bancorporation
7.750%, 09/23/2014	500,000	509,942
		2,053,159
Data Processing, Hosting and Related Services - 0.77%
First Data Corp.
11.250%, 03/31/2016	500,000	310,000
Food Manufacturing - 1.35%
Kraft Foods, Inc.
6.250%, 06/01/2012	500,000	545,238
Health and Personal Care Stores - 1.95%
CVS Pass-Through Trust
6.943%, 01/10/2030	313,352	346,539
Medco Health Solutions, Inc.
6.125%, 03/15/2013	400,000	443,008
		789,547
Insurance Carriers and Related Activities - 1.24%
Marsh & McLennan Cos., Inc.
5.150%, 09/15/2010	500,000	503,624
Machinery Manufacturing - 3.58%
Caterpillar, Inc.
7.900%, 12/15/2018	500,000	643,706
General Electric Co.
5.000%, 02/01/2013	750,000	804,753
		1,448,459
Oil and Gas Extraction - 1.39%
Noble Holding International Ltd.
7.375%, 03/15/2014	500,000	563,377
Publishing Industries (except Internet) - 2.52%
Oracle Corp.
5.000%, 01/15/2011	1,000,000	1,021,089
Utilities - 0.46%
Alliant Energy Corp.
4.000%, 10/15/2014	180,000	185,922
TOTAL CORPORATE BONDS (Cost $8,107,419)		8,445,758

U.S. GOVERNMENT AGENCY ISSUES - 1.00%
Federal Home Loan Banks
2.000%, 04/28/2017	400,000	406,390

TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $400,000)			406,390

U.S. GOVERNMENT NOTES - 2.48%
United States Treasury Notes
0.875%, 12/31/2010		1,000,000	1,003,281
TOTAL U.S. GOVERNMENT NOTES (Cost $1,003,381)			1,003,281

		Shares
SHORT TERM INVESTMENTS - 1.53%
Money Market Funds - 1.53%
AIM STIT-STIC Prime Portfolio
0.205% (c)		617,979	617,979
TOTAL SHORT TERM INVESTMENTS (Cost $617,978)			617,979

Total Investments (Cost $39,701,711) - 98.59%			39,916,316
Other Assets in Excess of Liabilities - 1.41%			571,219
TOTAL NET ASSETS - 100.00%			$40,487,535

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security. The rate listed is as of June 30, 2010.

Summary of Fair Value Exposure at June 30, 2010

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity investments, including common stocks, foreign issued common stocks, trust preferred securities, exchange-
traded funds, and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. If there is no Nasdaq Official
Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used. When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV)
provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services, including services using matrix pricing formulas and/or independent broker bid quotations. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. These securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2010, to value the Funds’ investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Investments in:
Common Stock*	$26,938,316	$26,938,316	$-	$-
Preferred Stock*	665,800	665,800	-	-
Exchange-Traded Funds*	212,730	212,730	-	-
Convertible Bonds*	1,626,062	-	1,626,062	-
Corporate Bonds*	8,445,758	-	8,445,758	-
U.S. Government Agency Issues	406,390	-	406,390	-
U.S. Government Notes	1,003,281	-	1,003,281	-
Money Market Funds	617,979	617,979	-	-
Total	$39,916,316	$28,434,825	$11,481,491	$-

* For detailed industry descriptions, see the accompanying Schedule of Investments.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows**:
	Cost of investments	$ 39,701,711
	Gross unrealized appreciation	2,631,031
	Gross unrealized depreciation	(2,416,426)
	Net unrealized appreciation	$ 214,605

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Plumb Equity Fund
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.04%
Administrative and Support Services - 1.43%
Lender Processing Services, Inc.	6,000	187,860
Beverage and Tobacco Product Manufacturing - 1.40%
Philip Morris International, Inc.	4,000	183,360
Chemical Manufacturing - 9.63%
Abbott Laboratories	7,800	364,884
Air Products & Chemicals, Inc.	5,000	324,050
Johnson & Johnson	5,000	295,300
Merck & Co., Inc.	8,000	279,760
		1,263,994
Computer and Electronic Product Manufacturing - 12.99%
Apple, Inc. (a)	1,500	377,295
Cisco Systems, Inc. (a)	16,000	340,960
FLIR Systems, Inc. (a)	9,000	261,810
Intel Corp.	17,500	340,375
Lattice Semiconductor Corp. (a)	25,000	108,500
Microchip Technology, Inc.	10,000	277,400
		1,706,340
Couriers and Messengers - 2.60%
United Parcel Service, Inc.	6,000	341,340
Credit Intermediation and Related Activities - 7.28%
CIT Group, Inc. (a)	7,500	253,950
Citigroup, Inc. (a)	60,000	225,600
Discover Financial Services	10,000	139,800
Hudson City Bancorp, Inc.	27,500	336,600
		955,950
Data Processing, Hosting and Related Services - 3.80%
Automatic Data Processing, Inc.	9,000	362,340
Fiserv, Inc. (a)	3,000	136,980
		499,320
Electrical Equipment, Appliance, and Component Manufacturing - 4.83%
ABB Ltd. - ADR (b)	5,000	86,400
Corning, Inc.	15,000	242,250
Emerson Electric Co.	7,000	305,830
		634,480
Food Manufacturing - 4.76%
Kraft Foods, Inc.	12,000	336,000
Nestle SA - ADR	6,000	289,440
		625,440
Food Services and Drinking Places - 2.01%
McDonald's Corp.	4,000	263,480
General Merchandise Stores - 2.75%
Wal-Mart Stores, Inc.	7,500	360,525
Health and Personal Care Stores - 2.23%
CVS Caremark Corp.	10,000	293,200
Heavy and Civil Engineering Construction - 1.94%
Fluor Corp.	6,000	255,000
Insurance Carriers and Related Activities - 1.54%
Greenlight Capital Re Ltd. (a)	8,000	201,520
Mining (except Oil and Gas) - 3.89%

Freeport-McMoRan Copper & Gold, Inc.	3,950	233,564

Newmont Mining Corp.		4,500	277,830
			511,394
Miscellaneous Manufacturing - 4.62%
3M Co.		4,000	315,960
Medtronic, Inc.		8,000	290,160
			606,120
Motor Vehicle and Parts Dealers - 1.79%
Sonic Automotive, Inc. (a)		27,500	235,400
Oil and Gas Extraction - 2.09%
Petroleo Brasileiro SA - ADR		8,000	274,560
Petroleum and Coal Products Manufacturing - 6.73%
Chevron Corp.		4,000	271,440
ConocoPhillips		5,500	269,995
Exxon Mobil Corp.		6,000	342,420
			883,855
Primary Metal Manufacturing - 2.68%
Titanium Metals Corp. (a)		20,000	351,800
Professional, Scientific, and Technical Services - 3.04%
Mastercard, Inc.		2,000	399,060
Publishing Industries (except Internet) - 2.45%
Microsoft Corp.		14,000	322,140
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.46%
CME Group, Inc. (a)		700	197,085
OptionsXpress Holdings, Inc. (a)		8,000	125,920
			323,005
Support Activities for Mining - 1.50%
Weatherford International Ltd. (a)		15,000	197,100
Telecommunications - 4.60%
Verizon Communications, Inc.		9,000	252,180
Vodafone Group PLC - ADR		17,000	351,390
			603,570
TOTAL COMMON STOCKS (Cost $12,502,705)			12,479,813

EXCHANGE-TRADED FUNDS - 2.78%
Funds, Trusts, and Other Financial Vehicles - 1.39%
iShares Silver Trust (a)		10,000	182,100
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.39%
SPDR Gold Trust (a)		1,500	182,520
TOTAL EXCHANGE-TRADED FUNDS (Cost $292,062)			364,620

REAL ESTATE INVESTMENT TRUSTS - 0.54%
Anworth Mortgage Asset Corp.		10,000	71,200
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $68,650)			71,200

SHORT TERM INVESTMENTS - 1.53%
Money Market Funds - 1.53%
AIM STIT-STIC Prime Portfolio
0.205% (c)		201,492	201,492
TOTAL SHORT TERM INVESTMENTS (Cost $201,493)			201,492

Total Investments (Cost $13,064,910) - 99.89%			13,117,125
Other Assets in Excess of Liabilities - 0.11%			14,366
TOTAL NET ASSETS - 100.00%			$13,131,491

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

(b)	Foreign issued security
(c)	Variable rate security. The Rate is as of June 30, 2010.

Summary of Fair Value Exposure at June 30, 2010

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity investments, including common stocks, foreign issued common stocks, trust preferred securities, exchange-traded funds, and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used. When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services, including services using matrix pricing formulas and/or independent broker bid quotations. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. These securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2010, to value the Funds’ investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Investments in:
Common Stock*	$12,479,813	$12,479,813	$-	$-
Exchange-Traded Funds	364,620	364,620	-	-
Real Estate Investment Trusts	71,200	71,200	-	-
Money Market Funds	201,492	201,492	-	-
Total	$13,117,125	$13,117,125	$-	$-

* For detailed industry descriptions, see the accompanying Schedule of Investments.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows**:

Cost of investments	$ 13,064,910
Gross unrealized appreciation	976,882
Gross unrealized depreciation	(924,667)
Net unrealized appreciation	$ 52,215

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)* /s/ Thomas G. Plumb
                                                   Thomas G. Plumb, President

Date     8/18/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas G. Plumb
                                                    Thomas G. Plumb, President

Date     8/18/2010

By (Signature and Title)*/s/ Timothy R. O’Brien
                                                   Timothy R. O’Brien, Chief Financial Officer

Date     8/17/2010

* Print the name and title of each signing officer under his or her signature.